Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	eHi Car Services Ltd
Entity Central Index Key	0001517492
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Parent company
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	139,917,575
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	68,605,209
Class A Common Shares represented by ADS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,057,288
ADS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	528,644
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	71,312,366